TAXES ON INCOME (Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Domestic	$ (1,482)	$ (1,484)	$ (923)
Foreign	2,386	6,515	4,325
Income before income taxes	$ 904	$ 5,031	$ 3,402